FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     FFTW FUNDS, INC.

          File Number                   811-5796

          Registrant CIK Number:        0000848012









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                                 Header Screen

Report as of the end of semiannual period: 06/30/98  (a)
                            or fiscal year:   /  /    (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  FFTW FUNDS, INC.
  B)  File Number:      811-5796
  C)  Telephone Number: 2126813000
2.A)  Street: 200 PARK AVENUE
  B)  City: NEW YORK             C) State: NY D) Zip Code: 10166 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- Y
  B)  How many separate series or portfolios did Registrant have at the end of the period? -----------------------------------------  9

                              SCREEN NUMBER:  1

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
       1         U.S. SHORT-TERM PORTFOLIO                           N
       2         WORLDWIDE PORTFOLIO                                 N
       3         WORLDWIDE-HEDGED PORTFOLIO                          N
       4         INTERNATIONAL-HEDGED PORTFOLIO                      N
       5         STABLE RETURN PORTFOLIO                             N
       6
       7
       8         MORTGAGE TOTAL RETURN PORTFOLIO                     N
       9         INTERNATIONAL PORTFOLIO                             N
      10         MONEY MARKET PORTFOLIO                              N




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                              SCREEN NUMBER:  2

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      11         EMERGING MARKETS PORTFOLIO                          N
      12
      13
      14
      15
      16
      17
      18
      19
      20




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                              SCREEN NUMBER:  2

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any): FISHER FRANCIS TREES & WATTS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10166 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10166 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-37205
  D) City: LONDON               State:    Zip Code:       Zip Ext.:
     Foreign Country: UNITED KINGDOM       Foreign Postal Code: EC2M7BP

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10166 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-37205
  D) City: LONDON               State:    Zip Code:       Zip Ext.:
     Foreign Country: UNITED KINGDOM       Foreign Postal Code: EC2M7BP

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  4.

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10166 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-37205
  D) City: LONDON               State:    Zip Code:       Zip Ext.:
     Foreign Country: UNITED KINGDOM       Foreign Postal Code: EC2M7BP

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  5.

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10166 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  8.

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10166 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  9.

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10166 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-37205
  D) City: LONDON               State:    Zip Code:       Zip Ext.:
     Foreign Country: UNITED KINGDOM       Foreign Postal Code: EC2M7BP

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 10.

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10166 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 11.

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS, INC
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10166 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-37205
  D) City: .                    State:    Zip Code:       Zip Ext.:
     Foreign Country: UNITED KINGDOM       Foreign Postal Code: EC2M7BP

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):INVESTORS CAPITAL SERVICES, INC.
   B) File Number (if any):
   C) City: NEW YORK             State: NY Zip Code: 10020 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  4

                                                          This page is being
     PRINCIPAL UNDERWRITER                                filed for ALL series.

11.A) Underwriter Name (if any): AMT CAPITAL SECURITIES, L.L.C.
   B) File Number: 8-51031
   C) City: NEW YORK             State: NY Zip Code: 10020 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  5

                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for ALL series.

12.A) Agent Name (if any): INVESTORS BANK & TRUST COMPANY
   B) File Number (if any): 85-7720
   C) City: BOSTON               State: MA Zip Code: 02205 Zip Ext.: 1537


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


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                              SCREEN NUMBER:  6

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for ALL series.

13.A) Accountant Name: ERNST & YOUNG LLP
   B) City: NEW YORK             State: NY Zip Code: 10172 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


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                              SCREEN NUMBER:  7

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):CHARTER ATLANTIC SECURITIES COMPANY, INC.
   B) File Number: 8-38063


14.A) Broker/Dealer Name (if any):AMT CAPITAL SECURITIES, L.L.C.
   B) File Number: 8-51031


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


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                              SCREEN NUMBER:  8

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: INVESTORS BANK & TRUST COMPANY
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: BOSTON               State: MA Zip Code: 02205 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page being
                                                          filed for ALL series.

18. Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y or N) Y

19.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)  N

   B)  If 'Y' (Yes), state the number of registered management
         investment companies in the family:    0
         (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C)  Identify the family using 10 letters:
         (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


                              SCREEN NUMBER: 10

20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or in-direct participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:
(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                  Commissions
               Name of Broker                      IRS Number       Received
                                                                (000's omitted)
  GOLDMAN SACHS & CO.                              13-5108880            433
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period (000's omitted):      478

                              SCREEN NUMBER: 11

22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                            (000's omitted)
BANK OF BOSTON                                 04-2472499   18517623          0
INVESTORS BANK & TRUST CO.                     04-2447211    5867210          0
GOLDMAN SACHS & CO.                            13-5108880    2014692    1283822
LEHMAN BROTHERS, INC.                          13-2518466    1670931    1616291
SALOMON SMITH BARNEY                           22-1660266    1688424    1285952
BANK OF MONTREAL-MD                            N/A           2155850          0
SOCIETE GENERALE-NEW YORK                      13-1976032    1983722     643043
DEN DANSKE                                     N/A           1810185          0
BANQUE NATIONALE DE PARIS                      N/A           1513907          0
WESTDEUTSCHE                                   N/A           1307110          0

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:  38529654 D. Total Sales:   4829108
    (000's omitted)
                              SCREEN NUMBER: 12
                                                          This page being
                                                          filed for ALL series.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13
                                                          This page being
                                                          filed for ALL series.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14
26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares -------------------------------- N
  B) Receipt of investment research and statistical information ---------- N
  C) Receipt of quotations for portfolio valuations ---------------------- N
  D) Ability to execute portfolio transactions to obtain best price and execution --------------------------------- Y
  E) Receipt of telephone line and wire services ------------------------- N
  F) Broker or dealer which is an affiliated person ---------------------- N
  G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ N
  H) Other --------------------------------------------------------------- N


                              SCREEN NUMBER: 15


    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.








                              SCREEN NUMBER: 16
                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  1.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $   520686    $     2046    $        0     $   653871
B) Second month of period $   453499    $     1726    $        0     $   395495
C) Third  month of period $   776000    $     2196    $        0     $   636512
D) Fourth month of period $   618224    $     2044    $        0     $   751629
E) Fifth  month of period $   836858    $     3035    $        0     $   573763
F) Sixth  month of period $   632921    $     2984    $        0     $   878789
G)      Total             $  3838188    $    14031    $        0     $  3890059

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17
                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  2.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $        0    $      277    $        0     $        0
B) Second month of period $     3792    $      256    $        0     $        0
C) Third  month of period $       21    $      282    $        0     $        0
D) Fourth month of period $        0    $      268    $        0     $     2067
E) Fifth  month of period $        0    $      276    $        0     $       67
F) Sixth  month of period $      834    $      261    $        0     $       12
G)      Total             $     4647    $     1620    $        0     $     2146

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17
                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  3.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     6967    $      369    $        0     $       75
B) Second month of period $        0    $      343    $        0     $      100
C) Third  month of period $    14094    $      442    $        0     $      117
D) Fourth month of period $    67923    $      700    $        0     $     2181
E) Fifth  month of period $      710    $      727    $        0     $     1725
F) Sixth  month of period $      353    $      705    $        0     $     1663
G)      Total             $    90047    $     3286    $        0     $     5861

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17
                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  4.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    13000    $     1361    $        0     $      700
B) Second month of period $     8000    $     1272    $        0     $        0
C) Third  month of period $    23000    $     1393    $        0     $     1400
D) Fourth month of period $        0    $     1463    $        0     $        0
E) Fifth  month of period $        0    $     1483    $        0     $        0
F) Sixth  month of period $        0    $     1455    $        0     $     5500
G)      Total             $    44000    $     8427    $        0     $     7600

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17
                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  5.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    30000    $      277    $        0     $        0
B) Second month of period $     9303    $      310    $        0     $     3000
C) Third  month of period $        0    $      321    $        0     $    12959
D) Fourth month of period $        0    $      284    $        0     $     4270
E) Fifth  month of period $        0    $      257    $        0     $     6000
F) Sixth  month of period $        0    $      252    $        0     $        0
G)      Total             $    39303    $     1701    $        0     $    26229

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17
                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  8.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    23000    $     3834    $        0     $        0
B) Second month of period $        0    $     3883    $        0     $        0
C) Third  month of period $    42000    $     3693    $        0     $     7000
D) Fourth month of period $   295250    $     3699    $        0     $     6789
E) Fifth  month of period $        0    $     4967    $        0     $        0
F) Sixth  month of period $        0    $     5030    $        0     $    74700
G)      Total             $   360250    $    25106    $        0     $    88489

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17
                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  9.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      187    $      269    $        0     $     7343
B) Second month of period $       79    $      247    $        0     $       81
C) Third  month of period $      116    $      263    $        0     $       30
D) Fourth month of period $    19153    $      241    $        0     $     4084
E) Fifth  month of period $     3243    $      332    $        0     $       20
F) Sixth  month of period $      330    $      313    $        0     $     3787
G)      Total             $    23108    $     1665    $        0     $    15345

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17
                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series 10.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $       40    $      126    $        0     $        0
B) Second month of period $       85    $      115    $        0     $        5
C) Third  month of period $      475    $      108    $        0     $     1591
D) Fourth month of period $        0    $      112    $        0     $       95
E) Fifth  month of period $       60    $      115    $        0     $       20
F) Sixth  month of period $      315    $      114    $        0     $       75
G)      Total             $      975    $      690    $        0     $     1786

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17
                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series 11.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    11500    $      730    $        0     $        0
B) Second month of period $        0    $      823    $        0     $        0
C) Third  month of period $    68500    $      992    $        0     $        0
D) Fourth month of period $     1000    $     1576    $        0     $        0
E) Fifth  month of period $        0    $     1682    $        0     $        0
F) Sixth  month of period $        0    $     1579    $        0     $        0
G)      Total             $    81000    $     7382    $        0     $        0

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17
                                                          This page being
                                                          filed for ALL series.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18
                                                          This page being
                                                          filed for ALL series.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $      0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $      0

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $      0
                              SCREEN NUMBER: 19
                                                          This page being
                                                          filed for ALL series.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ N

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $     0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) -----------------------------------

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20
                                                          This page being
                                                          filed for ALL series.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ N
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
42. For the current period, indicate the                  filed for ALL series.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------   0%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $     0

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

Contracts                                                 This page being
                                                          filed for series  1.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.300%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  2.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.400%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  3.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.400%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  4.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.400%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  5.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.350%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  8.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.300%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  9.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.400%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series 10.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.100%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series 11.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.750%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

                                                          This page being
    ADVISORY FEE                                          filed for ALL series.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    Y
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets? Y C) Income? N    (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
                                                          filed for ALL series.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                       (Y or N)
  A) Occupancy and office rental ------------------------------------------ Y
  B) Clerical and bookkeeping services ------------------------------------ Y
  C) Accounting services -------------------------------------------------- N
  D) Services of independent auditors ------------------------------------- N
  E) Services of outside counsel ------------------------------------------ N
  F) Registration and filing fees ----------------------------------------- N
  G) Stationery, supplies and printing ------------------------------------ N
  H) Salaries & compensation of Registrant's interested directors --------- Y
  I) Salaries & compensation of Registrant's disinterested directors ------ N
  J) Salaries & compensation of Registrant's officers who are not directors Y
  K) Reports to current shareholders -------------------------------------- N
  L) Determination of offering and redemption prices ---------------------- N
  M) Trading department --------------------------------------------------- Y
  N) Prospectus preparation and printing for current shareholders --------- N
  O) Other ---------------------------------------------------------------- Y

                              SCREEN NUMBER: 25

                                                          This page being
                                                          filed for ALL series.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
      CLASSIFICATION                                      filed for series  1.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  2.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  3.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  4.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  5.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  8.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  9.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series 10.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series 11.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  1.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.7% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               2.4% J) Time deposits            1.1%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          3.7% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                8.1%
Q) All other                             87.2%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  2.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          1.6% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   9.2% H) Bankers acceptances      0.0%
I) Commercial paper taxable               5.6% J) Time deposits           21.8%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         23.4% N) U.S. Government Agency   6.5%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                             37.8%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  3.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          1.5% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign  10.5% H) Bankers acceptances      0.0%
I) Commercial paper taxable               2.9% J) Time deposits           40.1%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         17.8% N) U.S. Government Agency   2.9%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                             31.1%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  4.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          3.9% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   6.1% H) Bankers acceptances      0.0%
I) Commercial paper taxable               2.4% J) Time deposits           12.0%
K) Options                                0.0% L) All other                3.3%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         27.5% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                             49.3%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  5.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.9% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits           10.3%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         26.1% N) U.S. Government Agency  11.0%
O) State and Municipal tax-free           0.0% P) Corporate                1.9%
Q) All other                             64.6%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  8.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.9% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            4.1%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         12.3% N) U.S. Government Agency  88.4%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                             66.5%

R) Investments other than debt securities   0.4%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  9.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          2.3% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   6.5% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits           70.4%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         14.5% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                             23.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 10.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   1.9%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign  43.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable              28.0% J) Time deposits           18.6%
K) Options                                0.0% L) All other                7.4%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 11.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.7% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   2.2% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            5.8%
K) Options                                0.0% L) All other                4.4%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                             94.8%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being
                                                          filed for series  1.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 1.1  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  2.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 6.7  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  3.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 6.7  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  4.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 2.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  5.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 2.2  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  8.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 2.7  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29
                                                          This page being
                                                          filed for series  9.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 7.2  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series 10.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:  68  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series 11.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A: 135  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for ALL series.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30
                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  1.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  2.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31
                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  3.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  4.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  5.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  8.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           Y
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           Y

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  9.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series 10.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      N           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           N           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              N           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    N           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            N           N
M) Currency exchange transactions                          N           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series 11.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  1.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $  2167982
   B) Sales [including all maturities] ($000's omitted) -----------  $  2058437
   C) Monthly average value of portfolio ($000's omitted) ---------  $    70413
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))   2923%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $   14648
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     739
   G) Administrator(s) fees ---------------------------------------  $     128
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  2.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   217308
   B) Sales [including all maturities] ($000's omitted) -----------  $   218388
   C) Monthly average value of portfolio ($000's omitted) ---------  $    58448
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    372%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    2383
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     165
   G) Administrator(s) fees ---------------------------------------  $      22
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32
                                                          This page being
71. Portfolio turnover rate for the current               filed for series  3.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   334915
   B) Sales [including all maturities] ($000's omitted) -----------  $   303454
   C) Monthly average value of portfolio ($000's omitted) ---------  $    60992
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    498%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    3579
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     264
   G) Administrator(s) fees ---------------------------------------  $      34
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  4.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   959416
   B) Sales [including all maturities] ($000's omitted) -----------  $  1004561
   C) Monthly average value of portfolio ($000's omitted) ---------  $   233664
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    411%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $   17339
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     620
   G) Administrator(s) fees ---------------------------------------  $     114
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  5.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   358234
   B) Sales [including all maturities] ($000's omitted) -----------  $   346770
   C) Monthly average value of portfolio ($000's omitted) ---------  $    63279
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    548%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    1795
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     103
   G) Administrator(s) fees ---------------------------------------  $      15
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  8.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $  6758900
   B) Sales [including all maturities] ($000's omitted) -----------  $  6246388
   C) Monthly average value of portfolio ($000's omitted) ---------  $  1348471
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    463%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $   26321
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1208
   G) Administrator(s) fees ---------------------------------------  $     215
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  9.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   186006
   B) Sales [including all maturities] ($000's omitted) -----------  $   184763
   C) Monthly average value of portfolio ($000's omitted) ---------  $    28715
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    643%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    1890
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     127
   G) Administrator(s) fees ---------------------------------------  $      17
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series 10.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $        0
   B) Sales [including all maturities] ($000's omitted) -----------  $        0
   C) Monthly average value of portfolio ($000's omitted) ---------  $        0
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))      0%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     723
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $      13
   G) Administrator(s) fees ---------------------------------------  $       6
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series 11.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   211106
   B) Sales [including all maturities] ($000's omitted) -----------  $    96531
   C) Monthly average value of portfolio ($000's omitted) ---------  $   134086
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))     72%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    8263
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     592
   G) Administrator(s) fees ---------------------------------------  $      41
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  1.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       22
   J) Custodian fees ------------------------------------- $      109
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        3
   N) Registration fees ---------------------------------- $       44
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        1
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       15
   S) Legal fees ----------------------------------------- $        4
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       10
   X) Total expenses ------------------------------------- $     1075

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  2.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        4
   J) Custodian fees ------------------------------------- $       39
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        1
   N) Registration fees ---------------------------------- $        3
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       14
   S) Legal fees ----------------------------------------- $        1
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        5
   X) Total expenses ------------------------------------- $      254

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  3.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        0
   J) Custodian fees ------------------------------------- $       42
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        1
   N) Registration fees ---------------------------------- $       19
   O) Taxes ---------------------------------------------- $        1
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       15
   S) Legal fees ----------------------------------------- $        1
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        5
   X) Total expenses ------------------------------------- $      382

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  4.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        3
   J) Custodian fees ------------------------------------- $      104
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        2
   N) Registration fees ---------------------------------- $       46
   O) Taxes ---------------------------------------------- $        1
   P) Interest ------------------------------------------- $     8491
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       15
   S) Legal fees ----------------------------------------- $        3
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       13
   X) Total expenses ------------------------------------- $     9411

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  5.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        0
   J) Custodian fees ------------------------------------- $       17
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        1
   N) Registration fees ---------------------------------- $        3
   O) Taxes ---------------------------------------------- $        1
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       10
   S) Legal fees ----------------------------------------- $        0
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        2
   X) Total expenses ------------------------------------- $      152

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  8.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        3
   J) Custodian fees ------------------------------------- $      167
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        5
   N) Registration fees ---------------------------------- $      135
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $       19
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       21
   S) Legal fees ----------------------------------------- $        7
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       17
   X) Total expenses ------------------------------------- $     1797

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  9.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        2
   J) Custodian fees ------------------------------------- $       27
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        1
   N) Registration fees ---------------------------------- $       12
   O) Taxes ---------------------------------------------- $        1
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       14
   S) Legal fees ----------------------------------------- $        1
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        1
   X) Total expenses ------------------------------------- $      202

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 10.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        2
   J) Custodian fees ------------------------------------- $       10
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        1
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        8
   S) Legal fees ----------------------------------------- $        0
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        9
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        2
   X) Total expenses ------------------------------------- $       51

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 11.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        1
   J) Custodian fees ------------------------------------- $      118
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        1
   N) Registration fees ---------------------------------- $       40
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $       67
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       15
   S) Legal fees ----------------------------------------- $        2
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        4
   X) Total expenses ------------------------------------- $      881

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  1.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $      458
   Z) Net investment income ------------------------------ $    14031
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $      402
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $        2
  DD) 1. Total income dividend for which record date
         passed during the period ------------------------ $    14031
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2800
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  2.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     2129
  AA) Realized capital gains ----------------------------- $      172
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $      518
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividend for which record date
         passed during the period ------------------------ $     2129
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2400
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  3.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       97
   Z) Net investment income ------------------------------ $     3294
  AA) Realized capital gains ----------------------------- $     2982
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $       31
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividend for which record date
         passed during the period ------------------------ $     3294
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2847
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.4240
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  4.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $      462
   Z) Net investment income ------------------------------ $     8390
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     5183
  CC) 1. Net unrealized appreciation during the period --- $     6993
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividend for which record date
         passed during the period ------------------------ $     8427
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2708
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  5.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       61
   Z) Net investment income ------------------------------ $     1704
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $   142380
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    45347
  DD) 1. Total income dividend for which record date
         passed during the period ------------------------ $     1704
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2768
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  8.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $      795
   Z) Net investment income ------------------------------ $    25319
  AA) Realized capital gains ----------------------------- $     5320
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     2319
  DD) 1. Total income dividend for which record date
         passed during the period ------------------------ $    25140
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.3286
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  9.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     1688
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $      623
  CC) 1. Net unrealized appreciation during the period --- $      518
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividend for which record date
         passed during the period ------------------------ $     1688
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2400
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 10.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       19
   Z) Net investment income ------------------------------ $      691
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividend for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0300
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 11.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     7382
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     2891
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     9701
  DD) 1. Total income dividend for which record date
         passed during the period ------------------------ $     7382
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.4394
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
                                                          filed for series  1.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    34097
   D) Long-term debt securities including
      convertible debt------------------------------------ $   428784
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1946
   M) All other assets ----------------------------------- $       17
   N) Total assets --------------------------------------- $   464844


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  2.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $     1926
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    33271
   D) Long-term debt securities including
      convertible debt------------------------------------ $    58895
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     5575
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1086
   M) All other assets ----------------------------------- $       14
   N) Total assets --------------------------------------- $   100769


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  3.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $     1035
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    93944
   D) Long-term debt securities including
      convertible debt------------------------------------ $    88461
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $    13294
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     2123
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $   198857


                              SCREEN NUMBER: 35
                                                          This page being
                                                          filed for series  4.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $     1700
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    91325
   D) Long-term debt securities including
      convertible debt------------------------------------ $   235429
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $    10555
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     6565
   M) All other assets ----------------------------------- $        5
   N) Total assets --------------------------------------- $   345580


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  5.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     6144
   D) Long-term debt securities including
      convertible debt------------------------------------ $    56562
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      399
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $    63106


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  8.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    48213
   D) Long-term debt securities including
      convertible debt------------------------------------ $  1596997
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $       38
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     6246
   M) All other assets ----------------------------------- $      577
   N) Total assets --------------------------------------- $  1652071


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  9.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    60966
   D) Long-term debt securities including
      convertible debt------------------------------------ $    28830
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     3800
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      676
   M) All other assets ----------------------------------- $      446
   N) Total assets --------------------------------------- $    94718


                              SCREEN NUMBER: 35
                                                          This page being
                                                          filed for series 10.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    25746
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      288
   M) All other assets ----------------------------------- $       20
   N) Total assets --------------------------------------- $    26054


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series 11.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $     1736
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    24369
   D) Long-term debt securities including
      convertible debt------------------------------------ $   177181
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     4564
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     4662
   M) All other assets ----------------------------------- $       17
   N) Total assets --------------------------------------- $   212529


                              SCREEN NUMBER: 35

                                                          This page being
(Continued from Screen 35)                                filed for series  1.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    16171
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       11
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   448662
   U) 1. Number of shares outstanding ------------------------------      45956
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.76
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         39
   Y) Total value of assets in segregated accounts ----------------- $   183637
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  2.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    13075
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      647
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    87047
   U) 1. Number of shares outstanding ------------------------------       9169
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.49
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         19
   Y) Total value of assets in segregated accounts ----------------- $    62439
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  3.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    27945
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       37
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   170875
   U) 1. Number of shares outstanding ------------------------------      14900
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    11.47
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         16
   Y) Total value of assets in segregated accounts ----------------- $   119425
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  4.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     6424
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     9551
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   329605
   U) 1. Number of shares outstanding ------------------------------      32650
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.10
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         15
   Y) Total value of assets in segregated accounts ----------------- $   288570
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  5.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     8456
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       33
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    54617
   U) 1. Number of shares outstanding ------------------------------       5488
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.95
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------          6
   Y) Total value of assets in segregated accounts ----------------- $    12420
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  8.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $   619468
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    77285
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   955318
   U) 1. Number of shares outstanding ------------------------------      92378
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.34
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         19
   Y) Total value of assets in segregated accounts ----------------- $   681848
                              SCREEN NUMBER: 36
                                                          This page being
(Continued from Screen 35)                                filed for series  9.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    16605
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     1137
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    76976
   U) 1. Number of shares outstanding ------------------------------       8113
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.49
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         10
   Y) Total value of assets in segregated accounts ----------------- $    79976
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series 10.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       22
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    26032
   U) 1. Number of shares outstanding ------------------------------      26011
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     1.00
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   1.0006
   X) Total number of shareholder accounts -------------------------          8
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series 11.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     7761
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $    17726
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      208
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   186834
   U) 1. Number of shares outstanding ------------------------------      20673
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.04
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         14
   Y) Total value of assets in segregated accounts ----------------- $   173662
                              SCREEN NUMBER: 36

                                                          This page being
                                                          filed for series  1.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  496389



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  2.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   85278



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37
                                                          This page being
                                                          filed for series  3.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  131193



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37
                                                          This page being
                                                          filed for series  4.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  310780



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37
                                                          This page being
                                                          filed for series  5.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   61371



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37
                                                          This page being
                                                          filed for series  8.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  803484



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37
                                                          This page being
                                                          filed for series  9.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   67858



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37
                                                          This page being
                                                          filed for series 10.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   25851



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37
                                                          This page being
                                                          filed for series 11.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  157381



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- N
 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this              Filed as
       form or incorporated by reference.                     Attachment
   B) Accountant's report on internal control -------------------
   C) Matters submitted to a vote of security holders -----------
   D) Policies with respect to security investment --------------
   E) Legal proceedings -----------------------------------------
   F) Changes in security for debt ------------------------------
   G) Defaults and arrears on senior securities -----------------
   H) Changes in control of Registrant --------------------------
   I) Terms of new or amended securities ------------------------
   J) Revaluation of assets or restatement of capital share account -------------------------------------
   K) Changes in Registrant's certifying account ----------------
   L) Changes in accounting principles and practices ------------
   M) Mergers ---------------------------------------------------
   N) Actions required to be reported pursuant to Rule 2a-7 -----
   O) Transactions effected pursuant to Rule 10f-3 --------------
   P) Information required to be filed pursuant to exemptive orders ---------------------------------------
                       (Item 77 continued on next screen)
                              SCREEN NUMBER: 38




 77. (Continued) Mark those items below being filed as
       an attachment to this form or incorporated form         Filed as
       or incorporated by reference.                          Attachment

  Q1) Exhibits --------------------------------------------------
  Q2) Any information called for by instructions to sub-item 77Q2 ---------------------------------------------
  Q3) Any information called for by instructions to sub-item 77Q3 ---------------------------------------------


 78. Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y or N) N

                NOTE: If answer is 'N' (No), jump to Screen 41.





                              SCREEN NUMBER: 39




       79. List the '811' numbers and names of Registrant's wholly owned investment company subsidiaries consolidated in this report.

         811 Number                          Subsidiary Name

         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-




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                              SCREEN NUMBER: 40